SUMMARY OF OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining life	2 years
Outstanding Number of options	1,026,520
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding Number of options	539,760
Outstanding, beginning balance | $ / shares	$ 4.74
Weighted average remaining life	2 years	1 year
Outstanding, beginning balance | $	$ 0
Granted	560,188
Granted | $ / shares	$ 4.22
Granted weighted average remaining life	3 years
Granted | $	$ 0
Exercised	(73,428)
Exercised | $ / shares	$ 5.81
Exercised weighted average remaining life	0 years
Exercised | $	$ 0
Outstanding Number of options	1,026,520	539,760
Outstanding, ending balance | $ / shares	$ 4.38	$ 4.74
Outstanding, ending balance | $	$ 0	$ 0